Credit facilities	6 Months Ended
Mar. 31, 2025
Credit Facilities
Credit facilities

Note 8 – Credit facilities

Short-term loans – banks

Outstanding balances on short-term bank loans consist of the following as of March 31, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Bank of China	November 24, 2025	3.10%	Ke Chen and Jinshan Yao acted as co-borrower	$689,019
Bank of China	November 20, 2025	3.10%	Ke Chen and Jinshan Yao acted as co-borrower	413,411
Bank of Chengdu	December 2,2025	3.60%	Guaranteed by Ke Chen and Jinshan Yao	150,206
Bank of Chengdu	December 9, 2025	3.60%	Guaranteed by Ke Chen and Jinshan Yao	413,411
Rural Commercial Bank of China	April 2, 2025(Fully repaid in April 2025)	4.00%	Guaranteed by Ke Chen, Jinshan Yao and Chengdu Wuhou Small and Medium-sized Enterprise Financing Guarantee Co., Ltd.	275,607
Industrial and Commercial Bank of China	September 10, 2025	3.45%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	545,703
Total				$2,487,357

Outstanding balances on short-term bank loans consist of the following as of September 30, 2024:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	November 28, 2024 (Fully repaid in November 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao	$155,324
Bank of Chengdu	December 18, 2024 (Fully repaid in December 2024)	4.00%	Guaranteed by Ke Chen and Jinshan Yao, and pledged by the Company’s two registered patents	427,497
Bank of China	November 28, 2024 (Fully repaid in November 2024)	3.45%	No collateral or guarantee	427,497
Rural Commercial Bank of China	April 2, 2025 (Fully repaid in April 2025)	4.00%	Guaranteed by Ke Chen, Jinshan Yao and Chengdu Wuhou Small and Medium-sized Enterprise Financing Guarantee Co., Ltd.	284,998
Industrial and Commercial Bank of China	September 10, 2025	3.45%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	564,294
Total				$1,859,610

 Long-term loans – banks

Outstanding balances on long-term bank loans consist of the following as of March 31, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Weizhong Bank	December 23, 2026	10.44%	Guaranteed by Ke Chen	275,607
Bank of Chengdu	December 20, 2025	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family	551,215
				$826,822

Outstanding balances on long-term bank loans consist of the following as of September 30, 2024:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of Chengdu	December 20, 2025	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Ke Chen, Jinshan Yao and Ke Chen’s immediate family	$569,995

Long-term loans – a third party

Outstanding balances on long-term third-party loans consist of the following as of March 31, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Huaneng Guicheng Trust	December 23, 2026	10.44%	Guaranteed by Ke Chen	$137,804

Interest expense pertaining to the above loans for the six months ended March 31, 2025 and 2024 amounted to $57,566 and $67,109, respectively.

Letter of guarantees – banks

As of March 31, 2025, letters of guarantee were provided by banks with an aggregate amount of $514,601 ($252,085 maturing within one year and $262,516 maturing within two years) to secure the Company’s assurance-type warranties. The letters of guarantee were pledged by restricted cash held by the Company amounted to $194,647 and third parties, that were counter guaranteed by the Company.

As of September 30, 2024, letters of guarantee were provided by banks with an aggregate amount of $348,125 ($146,845 maturing within one year and $201,280 maturing within two years) to secure the Company’s assurance-type warranties. The letters of guarantee were pledged by restricted cash held by the Company amounted to $348,399.